Advances for Vessels and Drillships under Construction and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Advances For Vessels And Rigs Under Construction And Acquisition
	December 31,	December 31,
	2010	2011
Balance at beginning of year	$1,182,600	$2,072,699
Advances for vessels/drillships under construction and related costs	894,416	2,632,660
Vessels/drillships delivered	(4,317)	(3,677,470)
Balance at end of year	$2,072,699	$1,027,889